INVESTMENT PROPERTIES - Table (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT PROPERTIES
Beginning balance	$ 5,520,143
P/L for changes in the FV	(92,457)	$ (173,076)
Ending balance	5,997,945	5,520,143
Fair value [member]
INVESTMENT PROPERTIES
Beginning balance	5,520,143	865,687
P/L for changes in the FV	(92,457)	(173,076)
Additions	1,447,123	4,834,792
Disposals	(876,864)	(7,260)
Ending balance	5,997,945	5,520,143
Fair value [member] | Rented property [member]
INVESTMENT PROPERTIES
Beginning balance	$ 5,520,143	$ 865,687
Useful life	50 years	50 years
P/L for changes in the FV	$ (92,457)	$ (173,076)
Additions	1,447,123	4,834,792
Disposals	(876,864)	(7,260)
Ending balance	$ 5,997,945	$ 5,520,143